CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Other comprehensive income (loss), net of reclassifications into net income (loss):	$ 214	$ 1,627
Other comprehensive income
Change in net unrealized gain during the period	4,522	8,583
Reclassification adjustments for losses included in income	(80)	(241)
Reclassification adjustments for foreign currency translation losses	(552)
Amortization of losses previously held as available-for-sale	28	5
Net unrealized gain on investment securities	3,918	8,347
Deferred tax expense
Change in net unrealized gain during the period	1,583	3,004
Reclassification adjustments for losses included in income	(28)	(84)
Amortization of losses previously held as available-for-sale	10	2
Income tax expense related to items of other comprehensive income	1,565	2,922
Other comprehensive income net of tax and reclassifications into net income	2,353	5,425
Comprehensive income	$ 2,567	$ 7,052